Fair Value Measurements - Schedule of Fair value on Recurring Basic (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current portion of contingent consideration	$ 272	$ 236
Contingent consideration, net of current portion	231	263
Significant Unobservable Inputs (Level 3) [Member]
Total contingent consideration liability	503	499
Fair Value, Measurements, Recurring [Member]
Current portion of contingent consideration		236
Contingent consideration, net of current portion		263
Total contingent consideration liability	503	499
Fair Value, Measurements, Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Current portion of contingent consideration
Contingent consideration, net of current portion
Total contingent consideration liability
Fair Value, Measurements, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Current portion of contingent consideration
Contingent consideration, net of current portion
Total contingent consideration liability
Fair Value, Measurements, Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Current portion of contingent consideration		236
Contingent consideration, net of current portion		263
Total contingent consideration liability	$ 503	$ 499